Intellectual Property (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2019	Sep. 30, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intellectual Property (Textual)
Impairment loss		$ 818,472
Percentage of revenue		30.00%
Issued to vantage shares				482,000
Shares issued value	$ 100,000		$ 342,500	$ 2,410,000
Dino Might asset balance			$ 1,979	$ 1,979	$ 1,979
Series C Preferred Stock [Member]
Intellectual Property (Textual)
Issued to vantage shares		7,000
Shares issued value		$ 820,451